Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	2011	2010	2011	2010
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	496	2,384	2,693	2,530
Others	9	18	52	217
Fixed Rate Notes
US dollars	410	–	10,073	10,242
EUR		–	970	1,003
Perpetual notes	–	–	–	78
Accrued charges	221	233	–	–

	1,136	2,635	13,788	14,070

Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate—TJLP/CDI and General Price Index-Market (IGP-M)	246	76	5,245	3,891
Basket of currencies	1	1	–	125
Non-convertible debentures	–	–	2,505	2,767
US dollars denominated	–	1	–	738
Accrued charges	112	110	–	–

	359	188	7,750	7,521

Total	1,495	2,823	21,538	21,591

Maturities of Long-term Debt

2013	3,184
2014	1,231
2015	952
2016	1,607
2017 and after	14,200
No due date	364

21,538

Annual interest rates on long-term debt

Up to 3%	4,738
3.1% to 5%(*)	2,301
5.1% to 7%	8,802
7.1% to 9%(**)	2,793
9.1% to 11%(**)	2,365
Over 11%(**)	2,033
Variable	1

23,033

(*)
Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**)
Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,005 of which US$ 5,041 has an original interest rate above 7% per year. The average cost after taking into account the derivative transactions is 2.98% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of December 31, 2011				Balance
Non Convertible Debentures					December 31, 2011	December 31, 2010
	Issued	Outstanding	Maturity	Interest
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,167	2,429
Tranche "B"	5	5	No date	6.5% p.a + IGP-DI	364	367

					2,531	2,796

Long-term portion					2,505	2,767
Accrued chages					26	29

					2,531	2,796

Indexation rates applied to debt

	Year ended as of December 31,
	2011	2010
TJLP—Long-Term Interest Rate (effective rate)	–	6.0
IGP-M—General Price Index-Market	4.1	10.9
Appreciation (devaluation) of Real against US dollar	25.3	4.7